Current Assets - Cash and Cash Equivalents (Tables)	12 Months Ended
Jun. 30, 2023
Current Assets Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents

	June 30, 2023	June 30, 2022

	US$	US$
Cash at bank and in hand	12,067,158	11,853,883
Short-term deposits	77,121,555	32,777,410
Total cash and cash equivalents	89,188,713	44,631,293